Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 601	¥ 666
Net actuarial gain (loss)	25,940	5,750
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	26,541	6,416
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	(838)	(502)
Net actuarial gain (loss)	17,953	12,865
Net transition obligation	9	8
Total recognized in accumulated other comprehensive loss, pre-tax	¥ 17,124	¥ 12,371